Summary Prospectus Supplement	October 31, 2016

Putnam Global Sector Fund
Summary Prospectus dated February 29, 2016

Effective November 1, 2016, the section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Kelsey Chen, Aaron Cooper, Samuel Cox, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Ryan Kauppila, David Morgan, Daniel Schiff, Walter Scully, and Di Yao.

303825 10/16